Investments in Associates - Summarized Financial Information of Significant Associates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of associates [line items]
Revenue	$ 31,416	$ 31,252
Net income	10,174	9,955
Total assets	1,349,418	1,184,844
Total liabilities	1,274,669	1,111,952
Canadian tires financial services business [member]
Disclosure of associates [line items]
Revenue	1,260	1,098
Net income	399	437
Total assets	6,870	7,832
Total liabilities	5,629	6,722
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Revenue	1,306	1,402
Net income	497	541
Total assets	67,864	65,006
Total liabilities	62,489	59,828
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Revenue	324	304
Net income	99	67
Total assets	7,181	6,183
Total liabilities	$ 6,288	$ 5,438